Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Significant Accounting Policies
2	Summary of significant accounting policies

2.1	Basis of preparation and presentation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements have been prepared on a historical cost basis, except for the financial instruments assets that have been measured at fair value.

(a)	Consolidated financial statements
Ownership interest in subsidiaries at December 31 is as follows:

	Interest - %
	2020	2019	2018

Direct subsidiaries
Vinci Assessoria financeira Ltda. (*)	100	100	100
Vinci Equities Gestora de Recursos Ltda. (*)	100	100	100
Vinci Gestora de Recursos Ltda. (*)	100	100	100
Vinci Capital Gestora de Recursos Ltda. (*)	100	100	100
Vinci Gestão de Patrimônio Ltda.	100	100	100
Vinci Real Estate Gestora de Recursos Ltda. (**)	100	80	80
Vinci Capital Partners GP Limited.	100	100	100
Vinci USA LLC	100	100	100
Vinci GGN de Recursos Ltda. (*)	100	100	100
Vinci Infraestrutura Gestora de Recursos Ltda. (***)	100	80	80
Vinci Financial Ventures (VF2) GP (****)	—	100	100
Vinci Capital Partners GP III Limited.	100	100	100
GGN GP LLC	100	100	—
Amalfi Empreendimentos e Participações Ltda.	100	100	—

(*)	Minority interest represents less than 0.001%.
(**)
On August 31, 2020, Vinci acquired the remaining interest of its investee Vinci Real Estate Gestora de Recursos Ltda from the minority quotaholder, by the price of R$ 1.00 per quota. The transaction was settled by the nominal value of the quota, in the amount of R$ 657 for the acquisition of 657,200 quotas.

(***)
On November 21, 2020, Vinci acquired the remaining interest of its investee Vinci Infraestrutura Gestora de Recursos Ltda from the minority quotaholder, by the price of R$ 1.00 per quota. The transaction was settled by the nominal value of the quota, in the amount of R$ 526 for the acquisition of 526.020 quotas.

(****)	Vinci Financial Ventures (VF2) GP was terminated on June 2 nd , 2020.
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated balance sheet respectively.
The Group treats transactions with
non-controlling
interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling
interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling
interests and any consideration paid or received is recognized in another reserve within equity attributable to owners of Entity.
When the Group ceases to consolidate an investment or account for it under equity method because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

2.2	Segment reporting
The CEO is responsible for the decision-making process related to executive themes, resources allocation and strategic decisions of Vinci.
The strategic decisions of Group comprise eight distinct business segments: (i) hedge funds; (ii) public equities; (iii) private equity; (iv) financial advisory services, (v) Investment products and solutions; (vi) real estate; (vii) infrastructure and (viii) Credit (Note 20).

2.3	Foreign currency translation
Functional and presentation currency
Items included in the financial statements are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The financial statements are presented in thousands of Brazilian reais, which is the Entity’s functional currency and also its presentation currency. All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are recognized in profit or loss.
Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet

•
income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive income.

2.4	Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held with financial institutions, other short-term, highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

2.5	Financial assets
(i) Classification
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through OCI or through profit or loss), and

•	those to be measured at amortized cost.
The classification depends on the Entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).
The Group reclassifies debt investments when and only when its business model for managing those assets changes.
(ii) Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
(iii) Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
(iv) Impairment
The group assesses on a forward-looking basis the expected credit loss associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

2.6	Trade receivables
Receivables are amounts due for financial advisory services and for investment fund management services rendered in the ordinary course of Group’s business. Except for unrealized performance fee, collection is expected in less than one year; therefore, they are classified as current assets.
Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. They are subsequently measured at amortized cost using the effective interest method, less allowance for losses. See note 5 for further information about the Group’s accounting for trade receivables.
The Group use a provision matrix to calculate expected credit losses, for trade receivables. The provision rates are based on days past due for customer. The provision matrix is initially based on our historical observed default rates. When applicable, the Group calibrate the matrix to adjust the historical credit loss experience with forward-looking information. The assessment of the correlation between historical observed default rates, forecast economic conditions and expected credit losses is a significant estimate. The amount of expected credit losses is sensitive to changes in circumstances and of forecast economic conditions. Our historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the expected credit losses on our trade receivables and contract assets is disclosed in note 5.

2.7	Intangible assets
Computer software
Computer software licenses purchased are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives of five years.
Costs associated with maintaining computer software programs are recognized as an expense as incurred.
Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:

•	It is technically feasible to complete the software product so that it will be available for use.

•	Management intends to complete the software product and use or sell it.

•	There is an ability to use or sell the software product.

•	It can be demonstrated how the software product will generate probable future economic benefits.

•	Adequate technical, financial and other resources to complete the development and to use or sell the software product are available.

•	The expenditure attributable to the software product during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software product include the software development employee costs and an appropriate portion of applicable overheads.
Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use. Refer to note 9 for details about amortization methods and periods used by the Group for intangible assets.

Other development expenditures that do not meet these criteria are recognized as an expense as incurred.
Development costs previously recorded as an expense are not recognized as an asset in a subsequent period.
Intangible assets with definite life are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. During the years ended December 31, 2020 and 2019 management do not identify any event that could impact the recoverable value of the intangible assets.

2.8	Property and equipment
Property and equipment are stated at cost, less depreciation calculated on the straight-line method, based on the estimated economic useful lives of the assets, using the following annual rates: furniture and fixtures, telephony equipment and facilities have a useful life of 10 years; IT equipment has a useful life 5 years.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss. When revalued assets are sold, it is Group policy to transfer any amounts included in other reserves in respect of those assets to retained earnings.

2.9	Leases
The Group leases various offices. Rental contracts are typically made for fixed periods of 5 years to 10 years, but may have extension options.
Extension and termination options are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).
The following factors are normally the most relevant:

•	If there are significant penalties to terminate (or not extend), the Group is typically reasonably certain to extend (or not terminate).

•	If any leasehold improvements are expected to have a significant remaining value, the Group is typically reasonably certain to extend (or not terminate).

•	Otherwise, the Group considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.

Contracts may contain both lease and
non-lease
components. The group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. However, for leases of real estate for which the group is a lessee, it has elected not to separate lease and non-lease
components and instead accounts for these as a single lease component. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

2.10	Trade payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

2.11	Provisions
Provisions for legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

2.12	Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing based on a formula that takes into consideration the profit attributable to the company’s quotaholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation. The provision is recognized in labor and social security obligations and the related expense in general and administrative expense.

2.13	Income taxes
The income tax and social contribution expenses for the year comprise current taxes. Taxes on income are recognized in the statement of income.
The current income tax and social contribution are calculated on the basis of the tax laws enacted by the balance sheet date. Management periodically evaluates positions taken by the Entity in income tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
The Entity recognizes liabilities for situations where it is probable that additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred tax assets and liabilities in the period in which such determination is made.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
As permitted by tax legislation, certain of the Entity’s investees opted for the deemed profit regime, according to which the income tax calculation basis is 32% of revenues from service rendering and 100% of finance income, on which regular rates of 15% are levied, plus an additional 10% for income tax over a certain limit and 9% for social contribution. The Entity opted for the actual taxable profit regime. The entities that opted for the deemed profit regime evaluates their income tax and social contribution expenses based on the services revenue and realized investment income recognized on monthly basis.

2.14	Capital
Ordinary quotas are classified as equity.
Incremental costs directly attributable to the issue of new quotas or options are shown in equity as a deduction, net of tax, from the proceeds.
Dividends
Provision is made for the amount of any dividend declared, being appropriately authorized and no longer at the discretion of the entity, on or before the end of the reporting period but not distributed at the end of the reporting period.
Earnings per quota
(i) Basic earnings per quota
Basic earnings per quota is calculated by dividing:

•	the profit attributable to owners of the Entity;

•	by the weighted average number of quotas outstanding during the financial year, adjusted for bonus elements in quotas issued during the year and excluding treasury quotas.

(ii) Diluted earnings per quota
Diluted earnings per quota adjusts the figures used in the determination of basic earnings per quota to take into account:

•	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary quotas, and;

•	the weighted average number of additional ordinary quotas that would have been outstanding assuming the conversion of all dilutive potential ordinary quotas.

2.15	Revenue recognition
Accordingly to IFRS 15, revenue is recognized when the performance obligation is satisfied. Revenue comprises the fair value of the consideration received or receivable for financial advisory and investment fund management services rendered in the ordinary course of the Group’s activities. Revenue is shown net of taxes, returns, rebates and discounts.
Management fees and performance fees are accounted for as contracts with customers. Under the guidance for contracts with customers, an Entity is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when (or as) the entity satisfies a performance obligation. In determining the transaction price, an entity may include variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is resolved. See Note 20 “Segment Reporting” for a disaggregated presentation of revenues from contracts with customers., as follows:

(a)	Management fees
Management fees are recognized in the period when the corresponding services are rendered, which generally consist of a percentage on the net asset value of each investment fund being managed. These customer contracts require Vinci to provide investment management services, which represents a performance obligation that the Group satisfies over time. Management fee percentages currently range between 0.1% and 2%.

(b)	Performance fees
Brazilian regulation set forth certain minimum criteria for the performance fee structures of fund managed by Vinci, as described below:

•	Performance fee must be assessed based on a verifiable index, the benchmark, obtained from an independent source, and compatible with the corresponding fund investment policy.

•	Performance fee may not be calculated at a percentage lower than 100.0% of the index.

•	The performance fee cannot be charged in a period less than 6 months (except for private asset funds).

•	The performance fee shall be calculated based on net asset value, including management fees and all other expenses and may consider any distribution for shareholders in the calculation.
As a multi-asset-class asset management firm, Vinci manage a number of funds with different performance fee structures that may be classified in three main categories: (1) liquid funds, (2) closed-ended funds focused on value generation, and (3) closed-ended funds focused on income generation.
For liquid funds such as equity funds, credit funds and hedge funds, we charge performance fees every semester based on the performance of the fund above the benchmark or when the customer makes a redemption and a performance fee is due. For hedge funds and credit funds, performance fees are generally benchmarked to the Interbank Deposit Certificate index, or CDI, and for inflation-indexed funds, performance fees are generally indexed to the Amplified Consumer Price Index, or IPCA, plus a fixed real interest rate or a market index such as the Market Index
Sub-Index
B from the Brazilian Financial and Capital Markets Association, or
IMA-B.
For equity funds, the benchmark varies according to the strategy. For our “long only” and “long-biased” strategies, performance fees are assessed to the IBOVESPA index, under the dividend strategy performance fees are tied to the IDIV index, and for the small cap funds we use SMLL index.
For closed-ended funds focused on value generation, such as the private equity and infrastructure funds, we follow a European-style waterfall structure and the threshold and carry is different between the Brazilian funds and the foreign investor funds. For the Brazilian funds we use a threshold of IPCA plus 8% and a carried interest over capital invested plus the return of IPCA. For the foreign investor funds, the threshold is an 8% return in U.S. dollars and the carried interest is on excess return over the capital contribution.
For the closed-ended funds focused on income such as real estate funds, we charge a performance fee every semester over the excess return between the amount distributed to investors and the benchmark of the relevant fund, which can vary according to the fund strategy.
The performance revenue is determined and recorded at the end of the reporting period and are not subject to clawback once paid.
The Entity recognize the revenue according to IFRS 15. Unrealized performance fees are recognized when the revenue is highly probable that they will not be reversed in the income statements, even if the established period given in the fund’s memorandum is not concluded.

(c)	Financial advisory services
Financial advisory fees are related to the service provided by Vinci Assessoria Financeira Ltda. on the support of mergers and acquisitions transactions. Substantially, the fees are recognized when the transaction is concluded, based on success fees.